Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
10. Subsequent Events

Management of the Company has evaluated subsequent events through July 30, 2015, the date these consolidated financial statements were issued.

Under the Notes offering, the Company issued an additional $50 subsequent to June 30, 2015 and had redemptions of $9. The total debt issued and outstanding pursuant to the Notes offering as of July 30, 2015 is $6,732. Of the $6,732, $1,699 is from managers, members, and their respective affiliates.

Our three loans in Georgia for $108 which were listed as impaired classified loans nonaccrual were taken back at a foreclosure sale and are now real estate owned.

11. Subsequent Events

Management of the Company has evaluated subsequent events through March 4, 2015, the date these consolidated financial statements were issued.

Under the Notes offering, the Company issued an additional $15 subsequent to December 31, 2014 and had redemptions of $0. The total debt issued and outstanding pursuant to the Notes offering as of March 4, 2015 is $5,442. Of the $5,442, $768 is from managers, members, and their respective affiliates.

Under the Purchase and Sales Agreement, the Company has recorded $791 of secured debt as of March 4, 2015.

The balance of the SF Note ($375) was repaid to the Hoskins Group.